Fair Value Measurement - Reconciliation of the Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value Inputs Quantitative Information [Line Items]
Balance at the Beginning	¥ 364,298		¥ 388,581	¥ 0
Addition	46,339			497,796
Fair value change	6,537		857	(102,555)
Foreign exchange translation adjustments	(8,600)		(25,140)	(6,660)
Balance at the Ending	¥ 408,574	$ 64,114	¥ 364,298	¥ 388,581